Earnings Per Share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings Per Share	9 Earnings Per Share
Basic Earnings per Share (EPS) is calculated by dividing the profit attributable to the ordinary shareholders of the Group for the year by the weighted average number of ordinary shares outstanding during the year.
Diluted EPS is calculated by dividing the profit attributable to ordinary equity holders of the Group
(after adjusting for the impact of AT1 securities dividends and profit attributable to minority interest holders) by the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.
The following table reflects the income and share data used in the basic and diluted EPS calculations:

	2025	2024	2023
Profit before tax ($m)[1]	411.4	295.8	196.5
Tax ($m)	(103.7)	(77.8)	(55.2)
Profit after tax ($m)	307.7	218.0	141.3
AT1 dividends paid ($m)	(13.3)	(13.3)	(13.3)
Non-controlling interest	(0.5)	—	—
Profit attributable to ordinary shareholders of the Group ($m)	293.9	204.7	128.0
Weighted average number of ordinary shares during the year	71,352,867	69,231,625	66,018,514
Basic earnings per share ($)	4.12	2.96	1.94
Weighted average number of ordinary shares for basic EPS	71,352,867	69,231,625	66,018,514
Effect of dilution from:
Share schemes	4,774,017	6,047,829	4,304,953
Weighted average number of ordinary shares adjusted for the effect of dilution	76,126,884	75,279,454	70,323,467
Diluted earnings per share ($)	3.86	2.72	1.82
1.The EPS is calculated on the total profit before tax for the year consisting of the profit before tax from continuing and discontinued operations.  The effect of discontinued
operations on basic and diluted earnings per share was not material for the period (see note 14).
There have been no other transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of authorisation of these financial instruments.